RMB Mendon Financial Services Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Banks - 94.7%
Amerant Bancorp, Inc.	300,000	$5,781,000
Ameris Bancorp (a)(b)	25,500	1,869,405
Atlantic Union Bankshares Corp.	50,000	1,764,500
Avidbank Holdings, Inc. (c)	241,775	6,165,263
Banc of California, Inc. (a)(b)	297,500	4,923,625
Bank of America Corp. (a)(b)	35,000	1,805,650
Bridgewater Bancshares, Inc. (c)	127,530	2,244,528
Business First Bancshares, Inc.	250,000	5,902,500
Byline Bancorp, Inc.	125,000	3,466,250
Cadence Bank	50,000	1,877,000
California BanCorp (c)	325,000	5,421,000
Carter Bankshares, Inc. (c)	92,392	1,793,329
ChoiceOne Financial Services, Inc.	50,000	1,448,000
Civista Bancshares, Inc.	200,000	4,062,000
Coastal Financial Corp. (a)(b)(c)	30,000	3,245,100
CoastalSouth Bancshares, Inc. (c)	306,540	6,685,637
Equity Bancshares, Inc. - Class A	353,186	14,374,670
FB Financial Corp. (a)(b)	145,000	8,082,300
Financial Institutions, Inc.	100,000	2,720,000
First Busey Corp.	50,000	1,157,500
First Foundation, Inc. (c)	400,000	2,228,000
First Horizon Corp.	450,000	10,174,500
First Merchants Corp.	75,000	2,827,500
First Western Financial, Inc. (c)	196,656	4,528,004
Firstsun Capital Bancorp (c)	70,083	2,718,520
Flagstar Financial, Inc. (a)(b)	299,802	3,462,713
Flushing Financial Corp.	157,100	2,169,551
HomeTrust Bancshares, Inc.	46,847	1,917,916
Live Oak Bancshares, Inc. (a)(b)	50,000	1,761,000
Mechanics Bancorp - Class A (c)	936,911	12,470,286
MidWestOne Financial Group, Inc.	150,000	4,243,500
NBT Bancorp, Inc.	15,000	626,400
Nicolet Bankshares, Inc. (a)(b)	20,000	2,690,000
Northpointe Bancshares, Inc.	165,614	2,828,687
OceanFirst Financial Corp.	50,000	878,500
Old National Bancorp (a)(b)	150,000	3,292,500
Old Second Bancorp, Inc.	100,000	1,728,500
Origin Bancorp, Inc.	200,000	6,904,000
Primis Financial Corp.	1,002,491	10,536,180
Provident Financial Services, Inc.	125,000	2,410,000
Renasant Corp.	250,000	9,222,500
Shore Bancshares, Inc.	132,239	2,170,042
Simmons First National Corp. - Class A	387,620	7,430,675
Synovus Financial Corp. (a)(b)	50,000	2,454,000
USCB Financial Holdings, Inc.	448,636	7,828,698
VersaBank	800,000	9,768,000
WesBanco, Inc.	50,000	1,596,500
		205,655,929

Insurance - 4.6%
Abacus Global Management, Inc. (c)	1,750,000	10,027,500
TOTAL COMMON STOCKS (Cost $174,710,289)		215,683,429

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05% (d)	2,399,774	2,399,774
TOTAL MONEY MARKET FUNDS (Cost $2,399,774)		2,399,774

TOTAL INVESTMENTS - 100.4% (Cost $177,110,063)				218,083,203
Liabilities in Excess of Other Assets - (0.4)%			(0.00354)	(768,295)
TOTAL NET ASSETS - 100.0%	%	0.0		$217,314,908

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $19,559,100.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

RMB Mendon Financial Services Fund
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.5)% (a)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Ameris Bancorp
Expiration: 01/16/2026; Exercise Price: $75.00	$(1,125,000)	(150)	$(50,250)
Expiration: 04/17/2026; Exercise Price: $80.00	(800,000)	(100)	(29,750)
Banc of California, Inc., Expiration: 10/17/2025; Exercise Price: $15.00	(712,500)	(475)	(78,375)
Bank of America Corp., Expiration: 01/16/2026; Exercise Price: $50.00	(1,250,000)	(250)	(102,500)
Coastal Financial Corp.
Expiration: 10/17/2025; Exercise Price: $110.00	(1,650,000)	(150)	(40,875)
Expiration: 04/17/2026; Exercise Price: $130.00	(1,950,000)	(150)	(52,500)
FB Financial Corp.
Expiration: 01/16/2026; Exercise Price: $50.00	(1,250,000)	(250)	(187,500)
Expiration: 01/16/2026; Exercise Price: $55.00	(2,750,000)	(500)	(192,500)
Expiration: 04/17/2026; Exercise Price: $60.00	(1,500,000)	(250)	(79,375)
Flagstar Financial, Inc.
Expiration: 01/16/2026; Exercise Price: $15.00	(1,125,000)	(750)	(9,375)
Expiration: 02/20/2026; Exercise Price: $13.00	(650,000)	(500)	(27,500)
Live Oak Bancshares, Inc., Expiration: 12/19/2025; Exercise Price: $35.00	(875,000)	(250)	(76,250)
Nicolet Bankshares, Inc., Expiration: 01/16/2026; Exercise Price: $150.00	(3,000,000)	(200)	(44,000)
Old National Bancorp, Expiration: 12/19/2025; Exercise Price: $25.00	(625,000)	(250)	(6,875)
Synovus Financial Corp., Expiration: 12/19/2025; Exercise Price: $55.00	(1,375,000)	(250)	(33,750)
TOTAL WRITTEN OPTIONS (Premiums received $757,186)			$(1,011,375)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi Capital, LLC (“Curi” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	At September 30, 2025	Level 1	Level 2	Level 3	Total
	RMB Mendon Financial Services Fund
	Assets
	Common Stocks[1]	$215,683,429	$-	$-	$215,683,429
	Money Market Funds	2,399,774	-	-	2,399,774
	Total	$218,083,203	$-	$-	$218,083,203
	Liabilities
	Written Options[1]	-	(1,011,375)	-	(1,011,375)
	Total Investments	$218,083,203	$(1,011,375)	$-	$217,071,828

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by industry.